CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS - Additional Information (Details) - USD ($)	1 Months Ended
	Apr. 30, 2019	Jun. 30, 2020	Jun. 08, 2020	Apr. 30, 2020
Pledged and restricted assets
Pledged and restricted assets		$ 29,549,673
Santander Rio
Pledged and restricted assets
Amount of loan taken				$ 900,000
Pledged and restricted assets		1,155,486
Compass Latam & Odisea
Pledged and restricted assets
Amount of negotiable instruments issued	$ 16,000,000
Percentage of shares pledged	10.00%
Pledged and restricted assets		16,022,740
Allaria Ledesma & Cia.
Pledged and restricted assets
Pledged and restricted assets		6,571,120
Cohen S.A.
Pledged and restricted assets
Pledged and restricted assets		747,939
Other financial assets
Pledged and restricted assets
Syndicated loan entered by Rizobacter		45,000,000
Pledged and restricted assets		$ 4,390,463
Other financial assets | Banco Galicia
Pledged and restricted assets
Amount of Pledge granted in fixed term certificate			$ 4,396,707
RASA Holding, LLC | Rizobacter
Pledged and restricted assets
Percentage of shares pledged		41.30%